SEPARATE ACCOUNT VA-K

VEL ACCOUNT II

OF

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

SUPPLEMENT TO PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION DATED MAY 1, 2007

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Effective January 22, 2008, Epoch Investments, Inc., a corporation organized and existing under the laws of the State of Delaware will replace Security Distributors, Inc. (“SDI”) as principal underwriter and general distributor for the Contracts.    Epoch Securities, Inc. is located at 132 Turnpike Road, Southborough, MA 01772.

Throughout the Prospectuses and Statements of Additional Information for the Contracts listed below, any references to SDI as principal underwriter or general distributor of the Contracts and to its address of One Security Benefit Place, Topeka, Kansas 66636 shall be deleted and be replaced by references to Epoch Securities, Inc. and its address of 132 Turnpike Road, Southborough, MA 01772.  All other references to SDI are retained.

If you should have any questions, please call 1-800-533-7881 for assistance.

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Supplement dated January 11, 2008

Contracts:

CWA Exec Annuity Plus

CWA Advantage

CWA Vari-Exceptional Life (VEL 93)